Document and Entity Information	Nov. 10, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2022
Entity File Number	001-41048
Entity Registrant Name	INTEGRATED RAIL AND RESOURCES ACQUISITION CORP.
Entity Central Index Key	0001854795
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-2581754
Entity Address, Address Line One	6100 Southwest Boulevard
Entity Address, Address Line Two	Suite 320
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76109
City Area Code	817
Local Phone Number	737-5885
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, par value $0.0001 per share, and one-half of one redeemable warrant
Trading Symbol	IRRXU
Security Exchange Name	NYSE
Class A common stock, par value $0.0001 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001
Trading Symbol	IRRX
Security Exchange Name	NYSE
Warrants [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	IRRXW
Security Exchange Name	NYSE